Assets Held for Sale (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Miners	Dec. 31, 2022 USD ($) Miners
Assets Held for Sale [Line Items]
Loss		$ 307
Impairment loss	$ 3,000
Number of micro BT whatsminer M20S miners sold (in Miners) | Miners		1,781	1,559
Carrying value		$ 867
Net of impairment charge		1,882
Antminer S9 miners [Member]
Assets Held for Sale [Line Items]
Carrying amount			$ 779
Net proceeds			101
Loss			678
Impairment loss			432
Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 miners [Member]
Assets Held for Sale [Line Items]
Carrying amount			22
Net proceeds			31
Impairment loss		388	113
Gain			9
MicroBT Whatsminer M20S miners [Member]
Assets Held for Sale [Line Items]
Carrying amount		714	748
Net proceeds		$ 407	896
Gain			$ 148